Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 41,687	$ 51,417
Restricted cash		1,312,362
Inventories, net	760,610	1,338,477
Other current assets	237,266	234,232
Total current assets	8,775,183	9,851,757
Noncurrent assets:
Plant and equipment, net	9,061,473	6,799,784
Intangible assets, net	2,001,113	2,103,335
Total assets	19,837,769	18,754,876
Current liabilities:
Notes payable		1,312,362
Advances from customers	354,059	213,087
Retainage payable		38,138
Other current liabilities	375,213	656,223
Total current liabilities	20,075,328	17,931,005
Noncurrent liabilities:
Long-term borrowing	20,546
Total liabilities	20,095,874	17,931,005
Commitment and Contingencies
STOCKHOLDERS’ EQUITY
Preferred stock: 40,000,000 shares authorized, no shares issued and outstanding
Common stock: 100,000,000 shares authorized, 41,109,458 shares and 40,976,458 shares issued and outstanding as of December 31, 2023 and 2022	41,110	40,977
Additional paid-in capital	2,799,035	2,400,168
Accumulated deficit	(3,217,901)	(1,819,757)
Accumulated other comprehensive income	119,651	202,483
Total stockholders’ (deficit) equity	(258,105)	823,871
Total liabilities and stockholders’ equity	19,837,769	18,754,876
Nonrelated Party [Member]
Current assets:
Accounts receivables	130,230
Advances to vendors	60,361	64,385
Current liabilities:
Borrowings	3,434,980	2,404,394
Accounts payables	5,789,650	3,182,178
Related Party [Member]
Current assets:
Accounts receivables	5,209,169	4,665,735
Advances to vendors	222,529	10,353
Deposit to vendor -related party	2,113,331	2,174,796
Current liabilities:
Borrowings	183,881	61,909
Accounts payables	7,253,516	7,538,348
Other payables - related parties	$ 2,684,029	$ 2,524,366